Long-term debt - Commercial Interest Reference Rate (CIRR) Credit Facilities (Details)	1 Months Ended
	Jul. 31, 2008 USD ($)	Jun. 30, 2008 NOK	Apr. 30, 2008 NOK	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt outstanding				$ 9,608,000,000	$ 10,661,000,000
Commercial Interest Reference Rate Term Loan 1
Debt Instrument [Line Items]
Debt, face amount | NOK			NOK 850,000,000
Fixed interest rate (as percent)			4.56%
Maturity of debt			8 years
Debt outstanding				0	11,000,000
Commercial Interest Reference Rate Term Loan 2
Debt Instrument [Line Items]
Debt, face amount | NOK		NOK 904,000,000
Fixed interest rate (as percent)		4.15%
Maturity of debt		8 years
Debt outstanding				0	12,000,000
Commercial Interest Reference Rate Term Loan 3
Debt Instrument [Line Items]
Debt, face amount	$ 1,011,000,000
Fixed interest rate (as percent)	4.15%
Maturity of debt	12 years
Debt outstanding				$ 0	$ 53,000,000